Basis of measurement	12 Months Ended
Dec. 31, 2022
Basis of measurement
Basis of measurement

7Basis of measurement

The consolidated financial statements were prepared based on the historical cost basis, except for derivative financial instruments, non-derivatives financial instruments, contingent consideration assumed in a business combination, liabilities for the cancellation of the share-based plan, and liabilities for cash-settled shared -based payment arrangements which are measured at fair value at each reporting date.